Shareholder Report, Line Graph (Details) 190872_Brown Advisory Tax-Exempt Sustainable Bond Fund_Investor Shares_TSR Annual {Investor Shares} - USD ($)								12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Dec. 02, 2019	Jun. 30, 2026
Investor Shares
Account Value [Line Items]
Line Graph and Table Measure Name								Investor Shares
Accumulated Value	$ 10,301	$ 10,084	$ 9,750	$ 9,522	$ 10,418	$ 9,963	$ 10,000	$ 10,933
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg Municipal Bond Index
Accumulated Value	10,513	10,397	10,074	9,763	10,678	10,251	10,000	$ 11,253
Bloomberg Municipal 1-15 Year Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg Municipal 1-15 Year Index
Accumulated Value	$ 10,708	$ 10,433	$ 10,160	$ 9,885	$ 10,575	$ 10,259	$ 10,000	$ 11,296